Intangible Assets, net	9 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net
Note 11 — Intangible Assets
In September 2020, the Company acquired Orange 142 for a purchase price of $26.2 million which was allocated to the fair value of the net tangible assets acquired, including goodwill and intangible assets. The purchase consideration exceeded the fair value of the net tangible assets, resulting in goodwill of $4.1 million and intangible assets of $18.0 million. The Company records amortization expense on a straight-line basis over the life of the identifiable intangible assets. For the years ended December 30, 2023 and 2022, amortization expense was $2.0 million and $2.0 million, respectively. As of December 31, 2023 and 2022, intangible assets net of accumulated amortization was $11.7 million and $13.6 million, respectively.
As of December 31, 2023 and 2022, intangible assets consisted of the following (in thousands):

	December 31, 2023
	Weighted-Average Remaining Life (Years)	Original Amount	Accumulated Amortization	Net Amount
Customer lists	6.8	$13,028	$(4,234)	$8,794
Trademarks and tradenames	6.8	3,501	(1,138)	2,363
Non-compete agreements	1.8	1,505	(978)	527
Total intangible assets, net		$18,034	$(6,350)	$11,684

	December 31, 2022
	Weighted-Average Remaining Life (Years)	Original Amount	Accumulated Amortization	Net Amount
Customer lists	7.8	$13,028	$(2,931)	$10,097
Trademarks and tradenames	7.8	3,501	(788)	2,713
Non-compete agreements	2.8	1,505	(677)	828
Total intangible assets, net		$18,034	$(4,396)	$13,638
As of December 31, 2023, future amortization of intangible assets is as follows (in thousands):

December 31, 2023
2024	$1,953
2025	1,878
2026	1,653
2027	1,653
2028	1,653
Thereafter	2,894
Total future amortization expense	$11,684
Note 11 — Intangible Assets, net
The Company records amortization expense on a straight-line basis over the life of the identifiable intangible assets related to an acquisition in September 2020. For the three months ended September 30, 2024 and 2023, amortization expense of $0.5 million and for the nine months ended September 30, 2024 and 2023, amortization expense of $1.5 million, respectively, was recognized. As of September 30, 2024 and December 31, 2023, intangible assets net of accumulated amortization was $10.2 million and $11.7 million, respectively.
As of September 30, 2024, intangible assets and the related accumulated amortization, weighted-average remaining life and future amortization expense are as follows:

	September 30, 2024
	Weighted-Average	Original	Accumulated	Net
	Remaining Life (Years)	Amount	Amortization	Total
Customer Lists	6.0	$13,028	$(5,211)	$7,817
Trademarks and tradenames	6.0	3,501	(1,400)	2,101
Non-compete agreements	1.0	1,505	(1,204)	301
Total intangible assets, net		$18,034	$(7,815)	$10,219

	December 31, 2023
	Weighted-Average	Original	Accumulated	Net
	Remaining Life (Years)	Amount	Amortization	Total
Customer Lists	6.8	$13,028	$(4,234)	$8,794
Trademarks and tradenames	6.8	3,501	(1,138)	2,363
Non-compete agreements	1.8	1,505	(978)	527
Total intangible assets, net		$18,034	$(6,350)	$11,684

Total
2024	$488
2025	1,879
2026	1,653
2027	1,653
2028	1,653
Thereafter	2,893
Total future amortization expense	$10,219